Trade and other receivables (Schedule of detailed information about trade and other receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Trade receivables	$ 179.1	$ 169.8
Statutory receivables	50.0	27.2
Other receivables	6.4	6.4
Total current trade and other receivables	235.5	203.4
Non-current
Taxes receivable	12.9	12.2
Trade and other receivables	$ 248.4	$ 215.6